Anti-dilution warrants - Exit probabilities without intermediate funding round (Details)	Dec. 31, 2025	Dec. 31, 2024
Exit probabilities | Anti-dilution warrants | Financial liabilities measured at fair value through profit and loss
Fair value
Unobservable input of liabilities	1	1